As filed with the Securities and Exchange Commission on March 2, 2001 Registration Nos.
811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 9                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39                                                       [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                           Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert, Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering____________________________________

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _______________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000954, filed on April 21, 2000, as supplemented in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 333-60833, Accession No. 0001017062-00-002109, filed on October 2, 2000, and incorporated by reference herein.)

                  Supplement Dated May 01, 2001 to Prospectus
              Dated May 1, 2000 as supplemented on January 2, 2001
                 for Pacific Value, a variable annuity contract
                    issued by Pacific Life Insurance Company


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC VALUE ("The Death Benefit") section on page 5 of the Prospectus is amended as follows:

Guaranteed Earnings Enhancement (GEE) Rider (Optional)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under Contract Expenses on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (calculated
as a percentage of Contract Value)/7/         0.25%

/7/If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under Examples on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume an annual return of 5%.

without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR), or Premier Death Benefit Rider
(PDBR), or the Guaranteed Earnings Enhancement (GEE) Rider and the Guaranteed Income Advantage (GIA) Rider.

with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, but not the PDBR, GEE or GIA Riders.

with SDBR and GEE Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

with SDBR, GEE and GIA Riders reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, the Guaranteed Earnings Enhancement Rider and the Guaranteed Income Advantage Rider.

with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the PDBR, GEE or GIA Riders.

with PDBR and GEE Rider reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

with PDBR and GIA Rider reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

with PDBR, GEE and GIA Riders reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, the Guaranteed Earnings Enhancement Rider and the Guaranteed Income Advantage Rider.

with GEE Rider reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional GIA, and/or SDBR or PDBR riders.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional GEE, and/or SDBR or PDBR riders.

with GEE and GIA Riders reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Blue Chip
without any Rider               87     75    128    274        87    138    173    274        24      75     128   274
with SDBR                       89     81    138    294        89    144    183    294        26      81     138   294
with SDBR and GEE Riders        92     89    151    318        92    152    196    318        29      89     151   318
with SDBR and GIA Riders        92     90    153    323        92    153    198    323        29      90     153   323
with SDBR, GEE and GIA Riders   95     98    166    347        95    161    211    347        32      98     166   347
with PDBR                       91     86    146    308        91    149    191    308        28      86     146   308
with PDBR and GEE Riders        93     93    158    332        93    156    203    332        30      93     158   332
with PDBR and GIA Riders        94     95    161    337        94    158    206    337        31      95     161   337
with PDBR, GEE and GIA Riders   96    102    173    361        96    165    218    361        33     102     173   361
with GEE Rider                  90     83    141    299        90    146    186    299        27      83     141   299
with GIA Rider                  90     84    144    304        90    147    189    304        27      84     144   304
with GEE and GIA Riders         93     92    156    328        93    155    201    328        30      92     156   328
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
without any Rider               88     77    131    279        88    140    176    279        25      77    131    279
with SDBR                       90     83    141    299        90    146    186    299        27      83    141    299
with SDBR and GEE Riders        92     90    153    323        92    153    198    323        29      90    153    323
with SDBR and GIA Riders        93     92    156    328        93    155    201    328        30      92    156    328
with SDBR, GEE and GIA Riders   95     99    168    351        95    162    213    351        32      99    168    351
with PDBR                       91     87    148    313        91    150    193    313        28      87    148    313
with PDBR and GEE Riders        94     95    161    337        94    158    206    337        31      95    161    337
with PDBR and GIA Riders        94     96    163    342        94    159    208    342        31      96    163    342
with PDBR, GEE and GIA Riders   97    103    175    365        97    166    220    365        34     103    175    365
with GEE Rider                  90     84    143    304        90    147    188    304        27      84    143    304
with GIA Rider                  91     86    146    309        91    149    191    309        28      86    146    309
with GEE and GIA Rider          93     93    158    333        93    156    203    333        30      93    158    333
------------------------------------------------------------------------------------------------------------------------
Aggressive Equity
without any Rider               86     70    120    257        86    133    165    257        23      70    120    257
with SDBR                       88     76    130    277        88    139    175    277        25      76    130    277
with SDBR and GEE Riders        90     84    142    302        90    147    187    302        27      84    142    302
with SDBR and GIA Riders        91     85    145    307        91    148    190    307        28      85    145    307
with SDBR, GEE and GIA Riders   93     93    157    331        93    156    202    331        30      93    157    331
with PDBR                       89     80    137    292        89    143    182    292        26      80    137    292
with PDBR and GEE Riders        92     88    150    316        92    151    195    316        29      88    150    316
with PDBR and GIA Riders        92     90    152    321        92    153    197    321        29      90    152    321
with PDBR, GEE and GIA Riders   95     97    165    345        95    160    210    345        32      97    165    345
with GEE Rider                  88     78    133    282        88    141    178    282        25      78    133    282
with GIA Rider                  89     79    135    287        89    142    180    287        26      79    135    287
with GEE and GIA Rider          91     87    148    312        91    150    193    312        28      87    148    312
------------------------------------------------------------------------------------------------------------------------
Emerging Markets
without any Rider               90     83    142    302        90    146    187    302        27      83    142    302
with SDBR                       92     89    152    321        92    152    197    321        29      89    152    321
with SDBR and GEE Riders        95     97    164    345        95    160    209    345        32      97    164    345
with SDBR and GIA Riders        95     98    167    349        95    161    212    349        32      98    167    349
with SDBR, GEE and GIA Riders   98    106    179    372        98    169    224    372        35     106    179    372
with PDBR                       94     94    159    335        94    157    204    335        31      94    159    335
with PDBR and GEE Riders        96    101    172    358        96    164    217    358        33     101    172    358
with PDBR and GIA Riders        97    103    174    363        97    166    219    363        34     103    174    363
with PDBR, GEE and GIA Riders   99    110    186    386        99    173    231    386        36     110    186    386
with GEE Rider                  93     91    155    326        93    154    200    326        30      91    155    326
with GIA Rider                  93     92    157    331        93    155    202    331        30      92    157    331
with GEE and GIA Rider          96    100    170    354        96    163    215    354        33     100    170    354
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Diversified Research
without any Rider               87     74    127    272        87    137    172    272        24      74    127    272
with SDBR                       89     80    137    292        89    143    182    292        26      80    137    292
with SDBR and GEE Riders        92     88    150    316        92    151    195    316        29      88    150    316
with SDBR and GIA Riders        92     90    152    321        92    153    197    321        29      90    152    321
with SDBR, GEE and GIA Riders   95     97    165    345        95    160    210    345        32      97    165    345
with PDBR                       91     85    145    306        91    148    190    306        28      85    145    306
with PDBR and GEE Riders        93     92    157    331        93    155    202    331        30      92    157    331
with PDBR and GIA Riders        94     94    160    335        94    157    205    335        31      94    160    335
with PDBR, GEE and GIA Riders   96    101    172    359        96    164    217    359        33     101    172    359
with GEE Rider                  90     82    140    297        90    145    185    297        27      82    140    297
with GIA Rider                  90     84    143    302        90    147    188    302        27      84    143    302
with GEE and GIA Rider          93     91    155    326        93    154    200    326        30      91    155    326
------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity
without any Rider               84     65    112    242        84    128    157    242        21      65    112    242
with SDBR                       86     71    122    262        86    134    167    262        23      71    122    262
with SDBR and GEE Riders        89     79    135    287        89    142    180    287        26      79    135    287
with SDBR and GIA Riders        89     81    138    292        89    144    183    292        26      81    138    292
with SDBR, GEE and GIA Riders   92     88    150    317        92    151    195    317        29      88    150    317
with PDBR                       88     76    130    277        88    139    175    277        25      76    130    277
with PDBR and GEE Riders        90     84    142    302        90    147    187    302        27      84    142    302
with PDBR and GIA Riders        91     85    145    307        91    148    190    307        28      85    145    307
with PDBR, GEE and GIA Riders   93     93    157    331        93    156    202    331        30      93    157    331
with GEE Rider                  87     73    125    267        87    136    170    267        24      73    125    267
with GIA Rider                  87     75    128    272        87    138    173    272        24      75    128    272
with GEE and GIA Rider          90     82    140    297        90    145    185    297        27      82    140    297
------------------------------------------------------------------------------------------------------------------------
International Large-Cap
without any Rider               89     80    137    291        89    143    182    291        26      80    137    291
with SDBR                       91     86    147    310        91    149    192    310        28      86    147    310
with SDBR and GEE Riders        94     94    159    334        94    157    204    334        31      94    159    334
with SDBR and GIA Riders        94     95    162    339        94    158    207    339        31      95    162    339
with SDBR, GEE and GIA Riders   97    103    174    362        97    166    219    362        34     103    174    362
with PDBR                       93     91    154    325        93    154    199    325        30      91    154    325
with PDBR and GEE Riders        95     98    166    348        95    161    211    348        32      98    166    348
with PDBR and GIA Riders        96    100    169    353        96    163    214    353        33     100    169    353
with PDBR, GEE and GIA Riders   98    107    181    376        98    170    226    376        35     107    181    376
with GEE Rider                  92     88    149    315        92    151    194    315        29      88    149    315
with GIA Rider                  92     89    152    320        92    152    197    320        29      89    152    320
with GEE and GIA Rider          95     97    164    344        95    160    209    344        32      97    164    344
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
-----------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr
-----------------------------------------------------------------------------------------------------------------------
Equity
without any Rider               84     65    112    242        84    128    157    242        21     65    112    242
with SDBR                       86     71    122    262        86    134    167    262        23     71    122    262
with SDBR and GEE Riders        89     79    135    287        89    142    180    287        26     79    135    287
with SDBR and GIA Riders        89     81    138    292        89    144    183    292        26     81    138    292
with SDBR, GEE and GIA Riders   92     88    150    317        92    151    195    317        29     88    150    317
with PDBR                       88     76    130    277        88    139    175    277        25     76    130    277
with PDBR and GEE Riders        90     84    142    302        90    147    187    302        27     84    142    302
with PDBR and GIA Riders        91     85    145    307        91    148    190    307        28     85    145    307
with PDBR, GEE and GIA Riders   93     93    157    331        93    156    202    331        30     93    157    331
with GEE Rider                  87     73    125    267        87    136    170    267        24     73    125    267
with GIA Rider                  87     75    128    272        87    138    173    272        24     75    128    272
with GEE and GIA Rider          90     82    140    297        90    145    185    297        27     82    140    297
-----------------------------------------------------------------------------------------------------------------------
I-Net Tollkeeper
without any Rider               93     93    157    331        93    156    202    331        30     93    157    331
with SDBR                       95     99    167    350        95    162    212    350        32     99    167    350
with SDBR and GEE Riders        98    106    179    373        98    169    224    373        35    106    179    373
with SDBR and GIA Riders        98    107    182    377        98    170    227    377        35    107    182    377
with SDBR, GEE and GIA Riders  101    115    194    400       101    178    239    400        38    115    194    400
with PDBR                       97    103    174    363        97    166    219    363        34    103    174    363
with PDBR and GEE Riders        99    110    186    386        99    173    231    386        36    110    186    386
with PDBR and GIA Riders       100    112    189    390       100    175    234    390        37    112    189    390
with PDBR, GEE and GIA Riders  102    119    201    412       102    182    246    412        39    119    201    412
with GEE Rider                  96    100    170    355        96    163    215    355        33    100    170    355
with GIA Rider                  96    102    172    359        96    165    217    359        33    102    172    359
with GEE and GIA Rider          99    109    184    382        99    172    229    382        36    109    184    382
-----------------------------------------------------------------------------------------------------------------------
Financial Services
without any Rider               89     81    138    293        89    144    183    293        26     81    138    293
with SDBR                       91     87    148    312        91    150    193    312        28     87    148    312
with SDBR and GEE Riders        94     94    160    336        94    157    205    336        31     94    160    336
with SDBR and GIA Riders        94     96    163    341        94    159    208    341        31     96    163    341
with SDBR, GEE and GIA Riders   97    103    175    364        97    166    220    364        34    103    175    364
with PDBR                       93     91    155    326        93    154    200    326        30     91    155    326
with PDBR and GEE Riders        95     99    167    350        95    162    212    350        32     99    167    350
with PDBR and GIA Riders        96    100    170    355        96    163    215    355        33    100    170    355
with PDBR, GEE and GIA Riders   98    108    182    378        98    171    227    378        35    108    182    378
with GEE Rider                  92     88    150    317        92    151    195    317        29     88    150    317
with GIA Rider                  92     90    153    322        92    153    198    322        29     90    153    322
with GEE and GIA Rider          95     97    165    346        95    160    210    346        32     97    165    346
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
-----------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr
-----------------------------------------------------------------------------------------------------------------------
Health Sciences
without any Rider               89     81    138    293        89    144    183    293        26     81    138    293
with SDBR                       91     87    148    312        91    150    193    312        28     87    148    312
with SDBR and GEE Riders        94     94    160    336        94    157    205    336        31     94    160    336
with SDBR and GIA Riders        94     96    163    341        94    159    208    341        31     96    163    341
with SDBR, GEE and GIA Riders   97    103    175    364        97    166    220    364        34    103    175    364
with PDBR                       93     91    155    326        93    154    200    326        30     91    155    326
with PDBR and GEE Riders        95     99    167    350        95    162    212    350        32     99    167    350
with PDBR and GIA Riders        96    100    170    355        96    163    215    355        33    100    170    355
with PDBR, GEE and GIA Riders   98    108    182    378        98    171    227    378        35    108    182    378
with GEE Rider                  92     88    150    317        92    151    195    317        29     88    150    317
with GIA Rider                  92     90    153    322        92    153    198    322        29     90    153    322
with GEE and GIA Rider          95     97    165    346        95    160    210    346        32     97    165    346
-----------------------------------------------------------------------------------------------------------------------
Technology
without any Rider               89     80    137    291        89    143    182    291        26     80    137    291
with SDBR                       91     86    147    310        91    149    192    310        28     86    147    310
with SDBR and GEE Riders        94     94    159    334        94    157    204    334        31     94    159    334
with SDBR and GIA Riders        94     95    162    339        94    158    207    339        31     95    162    339
with SDBR, GEE and GIA Riders   97    103    174    362        97    166    219    362        34    103    174    362
with PDBR                       93     91    154    325        93    154    199    325        30     91    154    325
with PDBR and GEE Riders        95     98    166    348        95    161    211    348        32     98    166    348
with PDBR and GIA Riders        96    100    169    353        96    163    214    353        33    100    169    353
with PDBR, GEE and GIA Riders   98    107    181    376        98    170    226    376        35    107    181    376
with GEE Rider                  92     88    149    315        92    151    194    315        29     88    149    315
with GIA Rider                  92     89    152    320        92    152    197    320        29     89    152    320
with GEE and GIA Rider          95     97    164    344        95    160    209    344        32     97    164    344
-----------------------------------------------------------------------------------------------------------------------
Telecommunications
without any Rider               89     80    137    291        89    143    182    291        26     80    137    291
with SDBR                       91     86    147    310        91    149    192    310        28     86    147    310
with SDBR and GEE Riders        94     94    159    334        94    157    204    334        31     94    159    334
with SDBR and GIA Riders        94     95    162    339        94    158    207    339        31     95    162    339
with SDBR, GEE and GIA Riders   97    103    174    362        97    166    219    362        34    103    174    362
with PDBR                       93     91    154    325        93    154    199    325        30     91    154    325
with PDBR and GEE Riders        95     98    166    348        95    161    211    348        32     98    166    348
with PDBR and GIA Riders        96    100    169    353        96    163    214    353        33    100    169    353
with PDBR, GEE and GIA Riders   98    107    181    376        98    170    226    376        35    107    181    376
with GEE Rider                  92     88    149    315        92    151    194    315        29     88    149    315
with GIA Rider                  92     89    152    320        92    152    197    320        29     89    152    320
with GEE and GIA Rider          95     97    164    344        95    160    209    344        32     97    164    344
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Multi-Strategy
without any Rider               84     65    112    242        84    128    157    242        21      65    112    242
with SDBR                       86     71    122    262        86    134    167    262        23      71    122    262
with SDBR and GEE Riders        89     79    135    287        89    142    180    287        26      79    135    287
with SDBR and GIA Riders        89     81    138    292        89    144    183    292        26      81    138    292
with SDBR, GEE and GIA Riders   92     88    150    317        92    151    195    317        29      88    150    317
with PDBR                       88     76    130    277        88    139    175    277        25      76    130    277
with PDBR and GEE Riders        90     84    142    302        90    147    187    302        27      84    142    302
with PDBR and GIA Riders        91     85    145    307        91    148    190    307        28      85    145    307
with PDBR, GEE and GIA Riders   93     93    157    331        93    156    202    331        30      93    157    331
with GEE Rider                  87     73    125    267        87    136    170    267        24      73    125    267
with GIA Rider                  87     75    128    272        87    138    173    272        24      75    128    272
with GEE and GIA Rider          90     82    140    297        90    145    185    297        27      82    140    297
-----------------------------------------------------------------------------------------------------------------------
Equity Income
without any Rider               84     65    112    242        84    128    157    242        21      65    112    242
with SDBR                       86     71    122    262        86    134    167    262        23      71    122    262
with SDBR and GEE Riders        89     79    135    287        89    142    180    287        26      79    135    287
with SDBR and GIA Riders        89     81    138    292        89    144    183    292        26      81    138    292
with SDBR, GEE and GIA Riders   92     88    150    317        92    151    195    317        29      88    150    317
with PDBR                       88     76    130    277        88    139    175    277        25      76    130    277
with PDBR and GEE Riders        90     84    142    302        90    147    187    302        27      84    142    302
with PDBR and GIA Riders        91     85    145    307        91    148    190    307        28      85    145    307
with PDBR, GEE and GIA Riders   93     93    157    331        93    156    202    331        30      93    157    331
with GEE Rider                  87     73    125    267        87    136    170    267        24      73    125    267
with GIA Rider                  87     75    128    272        87    138    173    272        24      75    128    272
with GEE and GIA Rider          90     82    140    297        90    145    185    297        27      82    140    297
----------------------------------------------------------------------------------------------------------------------
Strategic Value
without any Rider               88     76    130    278        88    139    175    278        25      76    130    278
with SDBR                       90     82    140    298        90    145    185    298        27      82    140    298
with SDBR and GEE Riders        92     90    153    322        92    153    198    322        29      90    153    322
with SDBR and GIA Riders        93     91    155    327        93    154    200    327        30      91    155    327
with SDBR, GEE and GIA Riders   95     99    168    351        95    162    213    351        32      99    168    351
with PDBR                       91     87    148    312        91    150    193    312        28      87    148    312
with PDBR and GEE Riders        94     94    160    336        94    157    205    336        31      94    160    336
with PDBR and GIA Riders        94     96    163    341        94    159    208    341        31      96    163    341
with PDBR, GEE and GIA Riders   97    103    175    364        97    166    220    364        34     103    175    364
with GEE Rider                  90     84    143    303        90    147    188    303        27      84    143    303
with GIA Rider                  91     85    145    308        91    148    190    308        28      85    145    308
with GEE and GIA Rider          93     93    158    332        93    156    203    332        30      93    158    332
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Growth LT
without any Rider               85     68    117    252        85    131    162    252        22      68    117    252
with SDBR                       87     74    127    272        87    137    172    272        24      74    127    272
with SDBR and GEE Riders        90     82    140    297        90    145    185    297        27      82    140    297
with SDBR and GIA Riders        90     84    143    302        90    147    188    302        27      84    143    302
with SDBR, GEE and GIA Riders   93     91    155    326        93    154    200    326        30      91    155    326
with PDBR                       89     79    135    287        89    142    180    287        26      79    135    287
with PDBR and GEE Riders        91     87    147    312        91    150    192    312        28      87    147    312
with PDBR and GIA Riders        92     88    150    316        92    151    195    316        29      88    150    316
with PDBR, GEE and GIA Riders   94     96    162    340        94    159    207    340        31      96    162    340
with GEE Rider                  88     76    130    277        88    139    175    277        25      76    130    277
with GIA Rider                  88     78    133    282        88    141    178    282        25      78    133    282
with GEE and GIA Rider          91     85    145    307        91    148    190    307        28      85    145    307
------------------------------------------------------------------------------------------------------------------------
Focused 30
without any Rider               88     76    130    278        88    139    175    278        25      76    130    278
with SDBR                       90     82    140    298        90    145    185    298        27      82    140    298
with SDBR and GEE Riders        92     90    153    322        92    153    198    322        29      90    153    322
with SDBR and GIA Riders        93     91    155    327        93    154    200    327        30      91    155    327
with SDBR, GEE and GIA Riders   95     99    168    351        95    162    213    351        32      99    168    351
with PDBR                       91     87    148    312        91    150    193    312        28      87    148    312
with PDBR and GEE Riders        94     94    160    336        94    157    205    336        31      94    160    336
with PDBR and GIA Riders        94     96    163    341        94    159    208    341        31      96    163    341
with PDBR, GEE and GIA Riders   97    103    175    364        97    166    220    364        34     103    175    364
with GEE Rider                  90     84    143    303        90    147    188    303        27      84    143    303
with GIA Rider                  91     85    145    308        91    148    190    308        28      85    145    308
with GEE and GIA Rider          93     93    158    332        93    156    203    332        30      93    158    332
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value
without any Rider               86     71    122    262        86    134    167    262        23      71    122    262
with SDBR                       88     77    132    282        88    140    177    282        25      77    132    282
with SDBR and GEE Riders        91     85    145    307        91    148    190    307        28      85    145    307
with SDBR and GIA Riders        91     87    147    312        91    150    192    312        28      87    147    312
with SDBR, GEE and GIA Riders   94     94    160    336        94    157    205    336        31      94    160    336
with PDBR                       90     82    140    297        90    145    185    297        27      82    140    297
with PDBR and GEE Riders        92     90    152    321        92    153    197    321        29      90    152    321
with PDBR and GIA Riders        93     91    155    326        93    154    200    326        30      91    155    326
with PDBR, GEE and GIA Riders   95     99    167    350        95    162    212    350        32      99    167    350
with GEE Rider                  89     79    135    287        89    142    180    287        26      79    135    287
with GIA Rider                  89     81    138    292        89    144    183    292        26      81    138    292
with GEE and GIA Rider          92     88    150    317        92    151    195    317        29      88    150    317
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
International Value
without any Rider               87     74    126    269        87    137    171    269        24      74    126    269
with SDBR                       89     80    136    289        89    143    181    289        26      80    136    289
with SDBR and GEE Riders        91     87    148    314        91    150    193    314        28      87    148    314
with SDBR and GIA Riders        92     89    151    318        92    152    196    318        29      89    151    318
with SDBR, GEE and GIA Riders   94     96    163    342        94    159    208    342        31      96    163    342
with PDBR                       90     84    143    304        90    147    188    304        27      84    143    304
with PDBR and GEE Riders        93     92    156    328        93    155    201    328        30      92    156    328
with PDBR and GIA Riders        93     93    158    333        93    156    203    333        30      93    158    333
with PDBR, GEE and GIA Riders   96    101    170    356        96    164    215    356        33     101    170    356
with GEE Rider                  89     81    139    294        89    144    184    294        26      81    139    294
with GIA Rider                  90     83    141    299        90    146    186    299        27      83    141    299
with GEE and GIA Rider          92     90    154    323        92    153    199    323        29      90    154    323
------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
without any Rider               86     71    121    259        86    134    166    259        23      71    121    259
with SDBR                       88     77    131    279        88    140    176    279        25      77    131    279
with SDBR and GEE Riders        90     84    143    304        90    147    188    304        27      84    143    304
with SDBR and GIA Riders        91     86    146    309        91    149    191    309        28      86    146    309
with SDBR, GEE and GIA Riders   93     93    158    333        93    156    203    333        30      93    158    333
with PDBR                       89     81    138    294        89    144    183    294        26      81    138    294
with PDBR and GEE Riders        92     89    151    318        92    152    196    318        29      89    151    318
with PDBR and GIA Riders        92     90    153    323        92    153    198    323        29      90    153    323
with PDBR, GEE and GIA Riders   95     98    166    347        95    161    211    347        32      98    166    347
with GEE Rider                  88     78    134    284        88    141    179    284        25      78    134    284
with GIA Rider                  89     80    136    289        89    143    181    289        26      80    136    289
with GEE and GIA Rider          91     87    149    314        91    150    194    314        28      87    149    314
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth
without any Rider               87     74    126    269        87    137    171    269        24      74    126    269
with SDBR                       89     80    136    289        89    143    181    289        26      80    136    289
with SDBR and GEE Riders        91     87    148    314        91    150    193    314        28      87    148    314
with SDBR and GIA Riders        92     89    151    318        92    152    196    318        29      89    151    318
with SDBR, GEE and GIA Riders   94     96    163    342        94    159    208    342        31      96    163    342
with PDBR                       90     84    143    304        90    147    188    304        27      84    143    304
with PDBR and GEE Riders        93     92    156    328        93    155    201    328        30      92    156    328
with PDBR and GIA Riders        93     93    158    333        93    156    203    333        30      93    158    333
with PDBR, GEE and GIA Riders   96    101    170    356        96    164    215    356        33     101    170    356
with GEE Rider                  89     81    139    294        89    144    184    294        26      81    139    294
with GIA Rider                  90     83    141    299        90    146    186    299        27      83    141    299
with GEE and GIA Rider          92     90    154    323        92    153    199    323        29      90    154    323
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Global Growth
without any Rider               90     83    142    302        90    146    187    302        27      83    142    302
with SDBR                       92     89    152    321        92    152    197    321        29      89    152    321
with SDBR and GEE Riders        95     97    164    345        95    160    209    345        32      97    164    345
with SDBR and GIA Riders        95     98    167    349        95    161    212    349        32      98    167    349
with SDBR, GEE and GIA Riders   98    106    179    372        98    169    224    372        35     106    179    372
with PDBR                       94     94    159    335        94    157    204    335        31      94    159    335
with PDBR and GEE Riders        96    101    172    358        96    164    217    358        33     101    172    358
with PDBR and GIA Riders        97    103    174    363        97    166    219    363        34     103    174    363
with PDBR, GEE and GIA Riders   99    110    186    386        99    173    231    386        36     110    186    386
with GEE Rider                  93     91    155    326        93    154    200    326        30      91    155    326
with GIA Rider                  93     92    157    331        93    155    202    331        30      92    157    331
with GEE and GIA Rider          96    100    170    354        96    163    215    354        33     100    170    354
------------------------------------------------------------------------------------------------------------------------
Equity Index
without any Rider               80     53     91    198        80    116    136    198        17      53     91    198
with SDBR                       82     59    102    220        82    122    147    220        19      59    102    220
with SDBR and GEE Riders        85     67    114    246        85    130    159    246        22      67    114    246
with SDBR and GIA Riders        85     68    117    251        85    131    162    251        22      68    117    251
with SDBR, GEE and GIA Riders   88     76    130    277        88    139    175    277        25      76    130    277
with PDBR                       84     64    109    235        84    127    154    235        21      64    109    235
with PDBR and GEE Riders        86     71    122    261        86    134    167    261        23      71    122    261
with PDBR and GIA Riders        87     73    125    266        87    136    170    266        24      73    125    266
with PDBR, GEE and GIA Riders   89     80    137    292        89    143    182    292        26      80    137    292
with GEE Rider                  83     61    104    225        83    124    149    225        20      61    104    225
with GIA Rider                  83     62    107    231        83    125    152    231        20      62    107    231
with GEE and GIA Rider          86     70    120    257        86    133    165    257        23      70    120    257
------------------------------------------------------------------------------------------------------------------------
Small-Cap Index
without any Rider               83     63    108    232        83    126    153    232        20      63    108    232
with SDBR                       85     69    118    253        85    132    163    253        22      69    118    253
with SDBR and GEE Riders        88     76    131    278        88    139    176    278        25      76    131    278
with SDBR and GIA Riders        88     78    133    283        88    141    178    283        25      78    133    283
with SDBR, GEE and GIA Riders   91     85    146    308        91    148    191    308        28      85    146    308
with PDBR                       87     73    125    268        87    136    170    268        24      73    125    268
with PDBR and GEE Riders        89     81    138    293        89    144    183    293        26      81    138    293
with PDBR and GIA Riders        90     82    141    298        90    145    186    298        27      82    141    298
with PDBR, GEE and GIA Riders   92     90    153    323        92    153    198    323        29      90    153    323
with GEE Rider                  86     70    121    258        86    133    166    258        23      70    121    258
with GIA Rider                  86     72    123    263        86    135    168    263        23      72    123    263
with GEE and GIA Rider          89     79    136    289        89    142    181    289        26      79    136    289
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
REIT
without any Rider               89     79    135    288        89    142    180    288        26      79    135    288
with SDBR                       91     85    145    307        91    148    190    307        28      85    145    307
with SDBR and GEE Riders        93     93    158    332        93    156    203    332        30      93    158    332
with SDBR and GIA Riders        94     94    160    336        94    157    205    336        31      94    160    336
with SDBR, GEE and GIA Riders   96    102    172    360        96    165    217    360        33     102    172    360
with PDBR                       92     90    153    322        92    153    198    322        29      90    153    322
with PDBR and GEE Riders        95     97    165    345        95    160    210    345        32      97    165    345
with PDBR and GIA Riders        95     99    167    350        95    162    212    350        32      99    167    350
with PDBR, GEE and GIA Riders   98    106    180    373        98    169    225    373        35     106    180    373
with GEE Rider                  91     87    148    313        91    150    193    313        28      87    148    313
with GIA Rider                  92     88    150    317        92    151    195    317        29      88    150    317
with GEE and GIA Rider          94     96    163    341        94    159    208    341        31      96    163    341
------------------------------------------------------------------------------------------------------------------------
[Government Securities]
without any Rider               83     63    109    234        83    126    154    234        20      63    109    234
with SDBR                       85     69    119    255        85    132    164    255        22      69    119    255
with SDBR and GEE Riders        88     77    132    280        88    140    177    280        25      77    132    280
with SDBR and GIA Riders        89     79    134    285        89    142    179    285        26      79    134    285
with SDBR, GEE and GIA Riders   91     86    147    310        91    149    192    310        28      86    147    310
with PDBR                       87     74    126    270        87    137    171    270        24      74    126    270
with PDBR and GEE Riders        90     81    139    295        90    144    184    295        27      81    139    295
with PDBR and GIA Riders        90     83    142    300        90    146    187    300        27      83    142    300
with PDBR, GEE and GIA Riders   93     91    154    324        93    154    199    324        30      91    154    324
with GEE Rider                  86     71    122    260        86    134    167    260        23      71    122    260
with GIA Rider                  87     72    124    265        87    135    169    265        24      72    124    265
with GEE and GIA Rider          89     80    137    291        89    143    182    291        26      80    137    291
------------------------------------------------------------------------------------------------------------------------
Managed Bond
without any Rider               84     64    110    236        84    127    155    236        21      64    110    236
with SDBR                       86     70    120    257        86    133    165    257        23      70    120    257
with SDBR and GEE Riders        88     78    133    282        88    141    178    282        25      78    133    282
with SDBR and GIA Riders        89     79    135    287        89    142    180    287        26      79    135    287
with SDBR, GEE and GIA Riders   91     87    148    312        91    150    193    312        28      87    148    312
with PDBR                       87     74    127    272        87    137    172    272        24      74    127    272
with PDBR and GEE Riders        90     82    140    297        90    145    185    297        27      82    140    297
with PDBR and GIA Riders        90     84    143    302        90    147    188    302        27      84    143    302
with PDBR, GEE and GIA Riders   93     91    155    326        93    154    200    326        30      91    155    326
with GEE Rider                  86     72    123    262        86    135    168    262        23      72    123    262
with GIA Rider                  87     73    125    267        87    136    170    267        24      73    125    267
with GEE and GIA Rider          89     81    138    293        89    144    183    293        26      81    138    293
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                               Expenses if you                Expenses if you                surrender, but left
                               annuitized                     surrendered                    the money in your
                               your Contract ($)              your Contract ($)              Contract ($)
------------------------------------------------------------------------------------------------------------------------
Variable Account               1 yr   3 yr   5 yr   10 yr     1 yr   3 yr   5 yr   10 yr     1 yr    3 yr   5 yr   10 yr
------------------------------------------------------------------------------------------------------------------------
Money Market
without any Rider               81     56     96    208        81    119    141    208        18      56     96    208
with SDBR                       83     62    106    229        83    125    151    229        20      62    106    229
with SDBR and GEE Riders        86     69    119    255        86    132    164    255        23      69    119    255
with SDBR and GIA Riders        86     71    122    260        86    134    167    260        23      71    122    260
with SDBR, GEE and GIA Riders   89     79    134    286        89    142    179    286        26      79    134    286
with PDBR                       84     66    114    245        84    129    159    245        21      66    114    245
with PDBR and GEE Riders        87     74    127    270        87    137    172    270        24      74    127    270
with PDBR and GIA Riders        88     75    129    275        88    138    174    275        25      75    129    275
with PDBR, GEE and GIA Riders   90     83    142    300        90    146    187    300        27      83    142    300
with GEE Rider                  84     63    109    235        84    126    154    235        21      63    109    235
with GIA Rider                  84     65    111    240        84    128    156    240        21      65    111    240
with GEE and GIA Rider          87     73    124    266        87    136    169    266        24      73    124    266
------------------------------------------------------------------------------------------------------------------------
High Yield Bond
without any Rider               84     64    109    235        84    127    154    235        21      64    109    235
with SDBR                       86     70    119    256        86    133    164    256        23      70    119    256
with SDBR and GEE Riders        88     77    132    281        88    140    177    281        25      77    132    281
with SDBR and GIA Riders        89     79    135    286        89    142    180    286        26      79    135    286
with SDBR, GEE and GIA Riders   91     86    147    311        91    149    192    311        28      86    147    311
with PDBR                       87     74    127    271        87    137    172    271        24      74    127    271
with PDBR and GEE Riders        90     82    140    296        90    145    185    296        27      82    140    296
with PDBR and GIA Riders        90     83    142    301        90    146    187    301        27      83    142    301
with PDBR, GEE and GIA Riders   93     91    154    325        93    154    199    325        30      91    154    325
with GEE Rider                  86     71    122    261        86    134    167    261        23      71    122    261
with GIA Rider                  87     73    125    266        87    136    170    266        24      73    125    266
with GEE and GIA Rider          89     80    137    292        89    143    182    292        26      80    137    292
------------------------------------------------------------------------------------------------------------------------
Large-Cap Value
without any Rider               86     72    123    263        86    135    168    263        23      72    123    263
with SDBR                       88     78    133    283        88    141    178    283        25      78    133    283
with SDBR and GEE Riders        91     85    145    308        91    148    190    308        28      85    145    308
with SDBR and GIA Riders        91     87    148    313        91    150    193    313        28      87    148    313
with SDBR, GEE and GIA Riders   94     94    160    337        94    157    205    337        31      94    160    337
with PDBR                       90     82    140    298        90    145    185    298        27      82    140    298
with PDBR and GEE Riders        92     90    153    322        92    153    198    322        29      90    153    322
with PDBR and GIA Riders        93     91    155    327        93    154    200    327        30      91    155    327
with PDBR, GEE and GIA Riders   95     99    168    351        95    162    213    351        32      99    168    351
with GEE Rider                  89     79    136    288        89    142    181    288        26      79    136    288
with GIA Rider                  89     81    138    293        89    144    183    293        26      81    138    293
with GEE and GIA Rider          92     88    151    318        92    151    196    318        29      88    151    318
------------------------------------------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Earnings Enhancement (GEE) Charge (Optional Rider)

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge ("GEE Charge") for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.


Any portion of the GEE Charge we deduct from a Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Earnings Enhancement (GEE) Rider (Optional)

You may purchase the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the GEE Rider on any Contract Anniversary through December 31, 2002. If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;

(b)  the date a death benefit becomes payable under the Contract;

(c) the date the Contract is terminated in accordance with the provisions of the Contract; or

(d)  the Annuity Date.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Death Benefits:

Optional Guaranteed Earnings Enhancement (GEE) Rider

If you purchase the GEE Rider, (subject to state availability), a Guaranteed Earnings Enhancement ("GEE Amount") amount is added to your Contract as follows:

GEE Amount - The GEE Amount is calculated as follows:

  (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a) 40% of Earnings; or

      (b) 40% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

  (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a) 25% of Earnings; or

      (b) 25% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

  (1) Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

  (2) Remaining Purchase Payments is defined as (a) or (b) below:

      (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

          (1) the Initial Purchase Payment; plus

          (2) any additional Purchase Payments added; minus

          (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

          Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

      (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

          (1) the Contract Value on the Effective Date; plus

          (2) any additional Purchase Payments added since the Effective Date of the Rider; minus

          (3) the amount that each withdrawal taken after the Effective Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

          Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

Form No. PVGEE0301

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999, included in Part B include the following for Pacific Life:

                           Independent Auditors' Report
                           Consolidated Statements of Financial Condition Consolidated Statements of Operations
                           Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                 2.   Not applicable

                 3.   (a)  Distribution Agreement between Pacific Mutual Life
                           and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network)/1/

                      (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                 4.   (a)  Form of Individual Flexible Premium Deferred
                           Variable Annuity Contract (Form PV9808)/1/

                      (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/

                      (c)  403(b) Tax-Sheltered Annuity Rider (Form
                           R-403B-9553)/1/

                      (d)  Section 457 Plan Rider (Form R95-457)/1/

                      (e) Individual Retirement Annuity Rider (Form No. 20-13900)/6/

                      (f) Roth Individual Retirement Annuity Rider (Form R-RIR A 198)/1/

                      (g) Simple Individual Retirement Annuity Rider (Form No. 20-13400)/6/

                      (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                      (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                      (j)  Guaranteed Income Advantage Rider (Form 23-111499)/3/

                      (k) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)

                 5.   (a)  Variable Annuity Application (Form No. 25-12510)/6/

                      (b)  Variable Annuity PAC APP/1/

                      (c)  Application/Confirmation Form/4/

                      (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application

                 6.   (a)  Pacific Life's Articles of Incorporation/1/

                      (b)  By-laws of Pacific Life/1/

                 7.   Not applicable

                 8.   Fund Participation Agreement/4/

                 9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Consent of Independent Auditors/5/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/5/

                    14.  Not applicable

                    15.  Powers of Attorney/4/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

/3/ Included in Registrant's Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Executive Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 28,233 Qualified
          Approximately 21,577 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

               PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a)(1) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 2nd day of March, 2001.

                                  SEPARATE ACCOUNT A
                                       (Registrant)
                                  By:  PACIFIC LIFE INSURANCE COMPANY

                                  By:  ____________________________________
                                       Thomas C. Sutton*
                                       Chairman and Chief Executive Officer

                                  By:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)

                                  By:  ____________________________________
                                       Thomas C. Sutton*
                                       Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                          Title                     Date

_______________________       Director, Chairman of the Board      March 2, 2001
Thomas C. Sutton*             and Chief Executive Officer

_______________________       Director and President               March 2, 2001
Glenn S. Schafer*

_______________________       Director, Executive Vice President   March 2, 2001
Khanh T. Tran*                and Chief Financial Officer

_______________________       Director, Senior Vice President      March 2, 2001
David R. Carmichael*          and General Counsel

_______________________       Director, Vice President and         March 2, 2001
Audrey L. Milfs*              Corporate Secretary

_______________________       Vice President and Controller        March 2, 2001
Edward R. Byrd*

_______________________       Vice President and Treasurer         March 2, 2001
Brian D. Klemens*

_______________________       Executive Vice President             March 2, 2001
Gerald W. Robinson*

*By: _____________________________                                 March 2, 2001
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 333-60833, Accession No. 0001017062-00-000578, as Exhibit 15.)